CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A Preferred Stock,no par value [Member]	Series B Preferred Stock par value $0.10 [Member]	Common Stock,par value $0.0001 [Member]	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2019		3	36,667	5,905,388
Balance, amount at Dec. 31, 2019	$ (15,464,000)	$ 987,000	$ 4,000	$ 1,000	$ 28,675,000	$ (44,353,000)	$ (778,000)
Common stock issued for cash, shares				436,337,203
Common stock issued for cash, amount	976,000	0	0	$ 44,000	932,000	0	0
Fair value of common stock issued for services, shares				6,378,671
Fair value of common stock issued for services, amount	39,000	0	0	$ 1,000	38,000	0	0
Fair value of vested options	506,000	0	0	0	506,000	0	0
Warrants issued with notes payable accounted for as debt discount	118,000	0	0	$ 0	118,000	0	0
Common stock issued upon conversion of notes payable and accrued interest, shares				233,674,842
Common stock issued upon conversion of notes payable and accrued interest, amount	9,112,000	0	0	$ 23,000	9,089,000	0	0
Common stock issued upon conversion of debt settlement, shares				35,967,234
Common stock issued upon conversion of debt settlement, amount	459,000	0	0	$ 3,000	456,000	0	0
Net loss	(10,088,000)	$ 0	$ 0	$ 0	0	(10,043,000)	(45,000)
Balance, shares at Dec. 31, 2020		3	36,667	718,263,338
Balance, amount at Dec. 31, 2020	(14,342,000)	$ 987,000	$ 4,000	$ 72,000	39,814,000	(54,396,000)	(823,000)
Common stock issued for cash, shares				38,116,450
Common stock issued for cash, amount	1,449,000	0	0	$ 4,000	1,445,000	0	0
Fair value of common stock issued for services, shares				128,527
Fair value of common stock issued for services, amount	16,000	$ 0	$ 0		16,000
Fair value of vested options	5,230,000				5,230,000
Common stock issued upon conversion of notes payable and accrued interest, shares				16,168,589
Common stock issued upon conversion of notes payable and accrued interest, amount	1,035,000			$ 2,000	1,033,000
Common stock issued upon conversion of debt settlement, shares				460,829
Common stock issued upon conversion of debt settlement, amount	88,000				88,000
Net loss	(9,946,000)					(9,939,000)	(7,000)
Fair value of common stock issued as a financing cost, shares				16,931,437
Fair value of common stock issued as a financing cost, amount	3,239,000			$ 1,000	3,238,000
Common stock issued upon cashless exercise of options, shares				17,208,335
Common stock issued upon cashless exercise of options, amount				$ 2,000	(2,000)
Balance, shares at Mar. 31, 2021		3	36,667	807,277,505
Balance, amount at Mar. 31, 2021	(13,231,000)	$ 987,000	$ 4,000	$ 81,000	50,862,000	(64,335,000)	(830,000)
Balance, shares at Dec. 31, 2020		3	36,667	718,263,338
Balance, amount at Dec. 31, 2020	(14,342,000)	$ 987,000	$ 4,000	$ 72,000	39,814,000	(54,396,000)	(823,000)
Common stock issued for cash, shares				119,666,450
Common stock issued for cash, amount	5,368,000	0	0	$ 12,000	5,356,000	0	0
Fair value of common stock issued for services, shares				3,365,138
Fair value of common stock issued for services, amount	181,000	0	0	$ 1,000	180,000	0	0
Fair value of vested options	6,757,000	0	0	$ 0	6,757,000	0	0
Common stock issued upon conversion of notes payable and accrued interest, shares				16,168,589
Common stock issued upon conversion of notes payable and accrued interest, amount	1,035,000	0	0	$ 2,000	1,033,000	0	0
Common stock issued upon conversion of debt settlement, shares				460,829
Common stock issued upon conversion of debt settlement, amount	88,000	0	0	$ 0	88,000	0	0
Net loss	(17,245,000)	0	0	$ 0	0	(17,199,000)	(46,000)
Fair value of common stock issued as a financing cost, shares				45,150,500
Fair value of common stock issued as a financing cost, amount	6,569,000	0	0	$ 5,000	6,564,000	0	0
Common stock issued upon cashless exercise of options, shares				39,955,655
Common stock issued upon cashless exercise of options, amount	0	0	0	$ 3,000	(3,000)	0	0
Fair value of warrants issued for services	0	0	0	$ 0	0	0	0
Common stock issued upon cashless exercise of warrants, shares				12,349,726
Common stock issued upon cashless exercise of warrants, amount	0	$ 0	$ 0	$ 1,000	(1,000)	0	0
Balance, shares at Dec. 31, 2021		3	36,667	955,380,225
Balance, amount at Dec. 31, 2021	(11,589,000)	$ 987,000	$ 4,000	$ 96,000	59,788,000	(71,595,000)	(869,000)
Fair value of common stock issued for services, shares				134,853
Fair value of common stock issued for services, amount	6,000	0	0	$ 0	6,000	0	0
Fair value of vested options	1,636,000	0	0	0	1,636,000	0	0
Net loss	(2,867,000)	$ 0	$ 0	$ 0	0	(2,860,000)	(7,000)
Balance, shares at Mar. 31, 2022		3	36,667	955,515,078
Balance, amount at Mar. 31, 2022	$ (12,814,000)	$ 987,000	$ 4,000	$ 96,000	$ 61,430,000	$ (74,455,000)	$ (876,000)